Financial instruments - Fair value and risk management - Movements in derivative financial instruments designated as hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Reclassified from hedging reserve to profit or loss	€ (33.5)	€ 71.2	€ 1,821.6
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(418.7)	1.5	(3,622.4)
Reclassified from hedging reserve to profit or loss	33.5	(71.2)	1,821.6
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(149.8)	(515.0)	(407.0)
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(114.6)	117.7	(405.1)
Reclassified from hedging reserve to profit or loss	110.9	4.2	261.2
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI			(3.8)
Reclassified from hedging reserve to profit or loss		(3.6)	2.9
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Change in fair value recognized in OCI	(154.3)	398.8	(2,806.5)
Reclassified from hedging reserve to profit or loss	€ (77.4)	€ (71.8)	€ 1,557.5